SUP-MULTI-1117

AB Bond Funds (“Bond Funds”)

-	AB Credit Long/Short Portfolio
-	AB Global Bond Fund
-	AB High Income Fund
-	AB High Yield Portfolio
-	AB Income Fund
-	AB Intermediate Bond Portfolio
-	AB Limited Duration High Income Portfolio
-	AB Tax-Aware Fixed Income Portfolio
-	AB Unconstrained Bond Fund

AB Emerging Markets Multi-Asset Portfolio (“EMMA”)

AB Equity Funds (“Equity Funds”)

-	AB Growth Fund
-	AB Large Cap Growth Fund
-	AB Concentrated Growth Fund
-	AB Concentrated International Growth Portfolio
-	AB Discovery Growth Fund
-	AB Small Cap Growth Portfolio
-	AB Global Core Equity Portfolio
-	AB Sustainable Global Thematic Fund
-	AB International Growth Fund
-	AB International Strategic Core Portfolio
-	AB Select US Equity Portfolio
-	AB Select US Long/Short Portfolio

AB Government Money Market Portfolio (“Government Money Market”)

AB Inflation Strategies (“Inflation Strategies”)

-	AB Bond Inflation Strategy
-	AB Municipal Bond Inflation Strategy
-	AB All Market Real Return Portfolio

AB Multi-manager Select Retirement Funds (“Select Retirement Funds”)

-	AB Multi-Manager Select Retirement Allocation Fund
-	AB Multi-Manager Select 2010 Fund
-	AB Multi-Manager Select 2015 Fund
-	AB Multi-Manager Select 2020 Fund
-	AB Multi-Manager Select 2025 Fund
-	AB Multi-Manager Select 2030 Fund
-	AB Multi-Manager Select 2035 Fund
-	AB Multi-Manager Select 2040 Fund
-	AB Multi-Manager Select 2045 Fund
-	AB Multi-Manager Select 2050 Fund
-	AB Multi-Manager Select 2055 Fund

AB Municipal Income Portfolios (“Municipal Portfolios”)

-	AB National Portfolio
-	AB High Income Municipal Portfolio
-	AB Arizona Portfolio
-	AB California Portfolio
-	AB Massachusetts Portfolio
-	AB Minnesota Portfolio
-	AB New Jersey Portfolio
-	AB New York Portfolio
-	AB Ohio Portfolio
-	AB Pennsylvania Portfolio
-	AB Virginia Portfolio

AB Value Funds (“Value Funds”)

-	AB All Market Income Portfolio
-	AB Asia ex-Japan Equity Portfolio
-	AB Core Opportunities Fund
-	AB Discovery Value Fund
-	AB Equity Income Fund
-	AB Global Real Estate Investment Fund
-	AB Global Risk Allocation Fund
-	AB Relative Value Fund
-	AB International Value Fund
-	AB Small Cap Value Portfolio
-	AB Value Fund

AB Wealth Strategies (“Wealth Strategies”)

-	AB Wealth Appreciation Strategy
-	AB All Market Total Return Portfolio
-	AB Conservative Wealth Strategy
-	AB Tax-Managed Wealth Appreciation Strategy
-	AB Tax-Managed All Market Income Portfolio

Sanford C. Bernstein Fund, Inc. (“Bernstein Funds”)

-	AB International Portfolio
-	AB Intermediate California Municipal Portfolio
-	AB Intermediate Diversified Municipal Portfolio
-	AB Intermediate New York Municipal Portfolio
-	AB Short Duration Portfolio
-	AB Tax-Managed International Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated November 28, 2017 to the following Prospectuses and Statements of Additional Information, as amended:

Prospectus	Date
Bernstein Funds	January 27, 2017

Bond Funds	January 30, 2017

EMMA	July 31, 2017

Equity Funds	October 31, 2017

Government Money Market	August 31, 2017, as revised November 13, 2017

Prospectus	Date

Inflation Strategies	January 31, 2017

Municipal Portfolios	September 29, 2017

Select Retirement Funds	November 30, 2016

Wealth Strategies	December 30, 2016, as revised July 14, 2017

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The following changes will be effective December 1, 2017:

For each Fund’s Prospectus, the footnote in the section “Investing in the [Fund] — How to Buy Shares — Class A[, Class B] and Class C Shares — Shares Available to Retail Investors — Purchase Minimums and Maximums” is replaced by the following:

*	Purchase minimums may not apply to some accounts established in connection with the Automatic Investment Program and to some retirement-related investment programs. These investment minimums also do not apply to persons participating in a fee-based program or “Mutual Fund Only” brokerage program which is sponsored and maintained by a registered broker-dealer or other financial intermediary with omnibus account or “network level” account arrangements with [the Fund].

For each Prospectus (except the Prospectuses of the Bernstein Funds, Government Money Market, the Municipal Portfolios and Wealth Strategies), the following is added following the section “Investing in the [Fund] — How to Buy Shares —Class A[, Class B] and Class C Shares — Shares Available to Retail Investors — Purchase Minimums and Maximums”:

Class Z Shares — Shares Available to Persons Participating in Certain Fee-Based Programs

Class Z shares are available to persons participating in certain fee-based programs sponsored and maintained by registered broker-dealers or other financial intermediaries with omnibus account arrangements with [the Fund].

For each Prospectus (except the Prospectuses of the Bernstein Funds, Government Money Market, the Municipal Portfolios and Wealth Strategies), the last bullet point in the section “Investing in the [Fund] — Choosing a Share Class” is replaced by the following:

•	whether a share class is available for purchase (Class R, K and I shares are only offered to group retirement plans, not individuals).

For each Prospectus (except the Prospectus of Government Money Market), the first sentence in the last paragraph in the section “Investing in the [Fund] — Choosing a Share Class” is replaced by the following:

A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent or other financial intermediary, with respect to the purchase, sale or exchange of [Class A, Class B, Class C, Advisor Class or Class Z] shares made through your financial advisor, or in connection with participation on the intermediary’s platform.

For each Prospectus (except the Prospectuses of the Bernstein Funds, Government Money Market, the Municipal Portfolios and Wealth Strategies), the last sentence in the first paragraph in the section “Investing in the [Fund] — How to Sell or Redeem Shares” is replaced by the following:

For Advisor Class and Class Z shares, if you are in doubt about what procedures or documents are required by your fee-based program or employee benefit plan to sell your shares, you should contact your financial advisor.

Each Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectus(es) for the Funds.

You should retain this Supplement with your Prospectus for future reference.

The [A/B] Logo is a service mark of AB and AB® is a registered trademark used by permission of the owner, AB L.P.

SUP-MULTI-1117